Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 855,847	[1]	$ 678,113	[1]	$ 509,124	[1]
Cost of sales	(788,212)		(609,875)		(479,037)
Gross profit	67,635		68,238		30,087
General and administrative expenses	(33,317)	[2]	(20,739)	[2]	(16,779)	[2]
Selling expenses	(462)		(1,483)		(2,886)
Research and development expenses			(716)		(1,709)
Impairment loss on goodwill					(2,951)
Total operating expenses	(33,779)		(22,938)		(24,325)
Other operating income	1,609
Income from operations	35,465		45,300		5,762
Other income, net	11,955		5,283		7,366
Interest income	4,939		2,038		2,676
Income before income tax	52,359		52,621		15,804
Income tax expense	(11,143)		(15,188)		(2,196)
Income from continuing operations, net of income tax	41,216		37,433		13,608
(Loss) income from discontinued operations, net of income tax	(40,919)		29,488		(13,103)
Consolidated net income attributable to Nam Tai shareholders	297	[3]	66,921	[3]	505	[3]
Other comprehensive income
Consolidated comprehensive income attributable to Nam Tai shareholders	$ 297		$ 66,921		$ 505
Basic earnings per share:
Basic earnings per share from continuing operations	$ 0.91		$ 0.83		$ 0.30
Basic (loss) earnings per share from discontinued operations	$ (0.90)		$ 0.66		$ (0.29)
Basic earnings per share	$ 0.01		$ 1.49		$ 0.01
Diluted earnings per share:
Diluted earnings per share from continuing operations	$ 0.90		$ 0.83		$ 0.30
Diluted (loss) earnings per share from discontinued operations	$ (0.89)		$ 0.65		$ (0.29)
Diluted earnings per share	$ 0.01		$ 1.48		$ 0.01

[1]	The net sales have excluded the sales from the discontinued operations of $93,193, $493,997 and $47,086 for the years ended December 31, 2011, 2012 and 2013, respectively.
[2]	General and administrative expenses include employee severance benefits of $180, $1,877 and $14,017 for the years ended December 31, 2011, 2012 and 2013, respectively.
[3]	"Nam Tai" refers to Nam Tai Electronics, Inc.